Operating Leases	12 Months Ended
Sep. 30, 2025
Operating Lease [Abstract]
OPERATING LEASES

NOTE 7 – OPERATING LEASES

The Company has one operating lease for office space and warehouse with lease terms of two years. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company as quoted by the BLR minus 2.5%.

As of September 30, 2025, the operating lease arrangement of the office and warehouse on 9th floor of Tsuen Wan Industrial Centre was a related party transaction with Mr. Wai Yiu Yau, a director of the Company.

As of September 30, 2024 and 2025, operating lease consist of the following:

	As of September 30,
	2024	2025
Right-of-use assets, costs	$163,592	$40,789
Accumulated amortization	(47,596)	(42,412)
Modification	-	30,364
Disposal due to early termination	(83,285)	-
Right-of-use assets, net	$32,711	$28,741

As of September 30, 2024 and 2025, operating lease liabilities consist of the following:

	As of September 30,
	2024	2025
Operating lease liabilities - current portion	$41,019	$30,818
Operating lease liabilities - non-current portion	-	-
Total	$41,019	$30,818

During the years ended September 30, 2023, 2024 and 2025, the Company incurred total operating lease expenses of $48,045, $47,297 and $35,783, respectively.

Other lease information is as follows:

	As of September 30,
	2023	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$44,872	$39,231	$42,014
Right-of-use assets obtained in exchange for new operating lease liabilities	$123,162	$40,789	$-
Weighted-average remaining lease term - operating leases	2.9 years	1 year	0.75 year
Weighted-average discount rate - operating leases	3.375%	3.375%	2.75%

The following is a maturity analysis of the annual undiscounted cash flows for operating lease liabilities as of September 30, 2024 and 2025:

	As of September 30,
	2024	2025
Year 1	$41,538	$31,630
Total lease payments	$41,538	$31,630
Less: imputed interest	(519)	(812)
Total operating lease liabilities, net of interest	$41,019	$30,818